Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of changes in other provisions
Beginning balance	€ 2,402	€ 1,956
Exchange movements	(15)	(4)
Acquisition of subsidiaries	178
Disposal of subsidiaries	(75)
Amounts capitalised in the year	270	210
Amounts charged to the income statement	834	734
Utilised in the year - payments	(711)	(338)
Amounts released to the income statement	(266)	(156)
Adoption of IFRS 16		(85)
Transfer to liabilities held for resale	(34)
Ending balance	2,498	2,402
Other	543	499
Asset retirement obligations
Reconciliation of changes in other provisions
Beginning balance	757	583
Exchange movements	(16)	(4)
Acquisition of subsidiaries	56
Disposal of subsidiaries	(69)
Amounts capitalised in the year	270	210
Utilised in the year - payments	(34)	(32)
Amounts released to the income statement	(9)
Transfer to liabilities held for resale	(5)
Ending balance	950	757
Legal and regulatory
Reconciliation of changes in other provisions
Beginning balance	507	522
Exchange movements	(2)	(5)
Acquisition of subsidiaries	18
Amounts charged to the income statement	122	91
Utilised in the year - payments	(98)	(53)
Amounts released to the income statement	(45)	(48)
Transfer to liabilities held for resale	(27)
Ending balance	475	507
Other
Reconciliation of changes in other provisions
Beginning balance	1,138	851
Exchange movements	3	5
Acquisition of subsidiaries	104
Disposal of subsidiaries	(6)
Amounts charged to the income statement	712	643
Utilised in the year - payments	(579)	(253)
Amounts released to the income statement	(212)	(108)
Adoption of IFRS 16		(85)
Transfer to liabilities held for resale	(2)
Ending balance	€ 1,073	€ 1,138